UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2019

CLEARBRIDGE

ALL CAP GROWTH ETF

CACG

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary. You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to achieve long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge All Cap Growth ETF for the six-month reporting period ended March 31, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

II	ClearBridge All Cap Growth ETF

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended March 31, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2018 U.S. gross domestic product (“GDP”)i growth was 3.4%. Fourth quarter 2018 GDP growth then moderated to 2.2%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2019 GDP growth, released after the reporting period ended, was 3.2%. The acceleration in GDP growth during the first quarter of 2019 was attributed to an upturn in state and local government spending, increases in private inventory investment and exports, and a smaller decrease in residential investment. These movements were partly offset by decelerations in personal consumption expenditures and nonresidential fixed investment, along with a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on March 31, 2019, the unemployment rate was 3.8%, versus 3.7% when the period began. This modest uptick was partially due to an increase in the workforce participation rate. The percentage of longer-term unemployed declined during the reporting period. In March 2019, 21.1% of Americans looking for a job had been out of work for more than six months, versus 22.5% when the period began.

ClearBridge All Cap Growth ETF	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates once during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiii at its meeting that ended on December 19, 2018, to a range between 2.25% and 2.50%. This represented the Fed’s fourth rate hike in 2018. However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019, most Federal Open Market Committee (‘FOMC”)iv members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market produced choppy results and posted a negative return during the reporting period. The market fell sharply over two of the first three months of the reporting period. This was attributed to trade war concerns, indications that the Fed would continue monetary tightening, and fears of moderating growth and corporate profits. The market then reversed course and moved higher over the last three months of the reporting period. This turnaround was triggered by corporate earnings that were strong overall, the Fed’s indication of a pause in raising interest rates and signs of progress in trade negotiations between the U.S. and China. All told, for the six months ended March 31, 2019, the S&P 500 Indexv returned -1.72%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexvi, returned -1.76% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvii, returned -1.38%, whereas small-cap stocks, as measured by the Russell 2000 Indexviii, generated the weakest relative results, returning -8.56%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned -2.80% and -1.76%, respectively, during the six months ended March 31, 2019.

Performance review

For the six months ended March 31, 2019, ClearBridge All Cap Growth ETF generated a -2.30% return on a net asset value (“NAV”)xi basis and -2.36% based on its market pricexii per share.

The performance table shows the Fund’s total return for the six months ended March 31, 2019 based on its NAV and market price as of March 31, 2019. The Fund’s broad-based market index, the Russell 3000 Growth Index, returned -2.80% over the same time frame. The Lipper Multi-Cap Growth Funds Category Average1 returned -2.20% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 546 funds in the Fund’s Lipper category.

IV	ClearBridge All Cap Growth ETF

Performance Snapshot as of March 31, 2019 (unaudited)
	6 months
ClearBridge All Cap Growth ETF:
$30.46 (NAV)	-2.30	%*†
$30.48 (Market Price)	-2.36	%*‡
Russell 3000 Growth Index	-2.80%
Lipper Multi-Cap Growth Funds Category Average	-2.20%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated February 1, 2019, the gross total annual fund operating expense ratio for the Fund was 0.53%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason/etf. The Fund is traded under the symbol “CACG” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

ClearBridge All Cap Growth ETF	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

RISKS: Equity securities are subject to market and price fluctuations. In addition to investments in large-capitalization companies, investments may be made in speculative and/or small-cap and mid-cap companies which involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund’s growth-oriented investment style may increase the risks of investing in the Fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries. Investments may also be made in depositary receipts and other securities of non-U.S. companies in developed and emerging markets which involve risks in addition to those ordinarily associated with investing in domestic securities, including the potentially negative effects of currency fluctuation, political and economic developments, foreign taxation and differences in auditing and other financial standards. These risks are magnified in emerging markets. Active management and diversification does not ensure gains or protect against market declines. Distributions are not guaranteed and are subject to change. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	ClearBridge All Cap Growth ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

xii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

ClearBridge All Cap Growth ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2019 and September 30, 2018. The composition of the Fund’s investments is subject to change at any time.

ClearBridge All Cap Growth ETF 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on October 1, 2018 and held for the six months ended March 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-2.30%	$1,000.00	$977.00	0.53%	$2.61	5.00%	$1,000.00	$1,022.29	0.53%	$2.67

[1]	For the six months ended March 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

2	ClearBridge All Cap Growth ETF 2019 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2019

ClearBridge All Cap Growth ETF

Security	Shares	Value
Common Stocks — 96.2%
Communication Services — 14.1%
Entertainment — 1.4%
Liberty Media Corp. - Liberty Formula One, Class A Shares	930	$31,657	*
Liberty Media Corp. - Liberty Formula One, Class C Shares	1,426	49,981	*
Lions Gate Entertainment Corp., Class B Shares	6,138	92,684
Walt Disney Co.	10,044	1,115,186
Total Entertainment		1,289,508
Interactive Media & Services — 7.4%
Alphabet Inc., Class A Shares	1,054	1,240,442	*
Alphabet Inc., Class C Shares	1,612	1,891,376	*
Facebook Inc., Class A Shares	11,719	1,953,440	*
Twitter Inc.	59,272	1,948,863	*
Total Interactive Media & Services		7,034,121
Media — 5.3%
AMC Networks Inc., Class A Shares	5,022	285,049	*
Comcast Corp., Class A Shares	89,466	3,576,851
Discovery Inc., Class A Shares	15,624	422,160	*
GCI Liberty Inc., Class A Shares	2,418	134,465	*
Liberty Broadband Corp., Class A Shares	558	51,135	*
Liberty Broadband Corp., Class C Shares	1,054	96,694	*
Liberty Media Corp. - Liberty SiriusXM, Class A Shares	3,968	151,498	*
Liberty Media Corp. - Liberty SiriusXM, Class C Shares	7,936	303,473	*
Total Media		5,021,325
Total Communication Services		13,344,954
Consumer Discretionary — 8.8%
Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill Inc.	1,303	925,534	*
Yum China Holdings Inc.	18,584	834,607
Total Hotels, Restaurants & Leisure		1,760,141
Internet & Direct Marketing Retail — 5.5%
Alibaba Group Holding Ltd., ADR	3,612	659,009	*
Amazon.com Inc.	2,088	3,718,206	*
GrubHub Inc.	5,394	374,721	*
Qurate Retail Inc.	30,318	484,482	*
Total Internet & Direct Marketing Retail		5,236,418
Specialty Retail — 1.4%
Home Depot Inc.	6,742	1,293,723
Total Consumer Discretionary		8,290,282

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2019 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2019

ClearBridge All Cap Growth ETF

Security	Shares	Value
Consumer Staples — 3.3%
Beverages — 1.6%
Anheuser-Busch InBev SA/NV, ADR	12,039	$1,010,915
Coca-Cola Co.	10,410	487,812
Total Beverages		1,498,727
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	4,335	1,049,677
Food Products — 0.6%
McCormick & Co. Inc., Non Voting Shares	4,009	603,876
Total Consumer Staples		3,152,280
Energy — 3.3%
Energy Equipment & Services — 1.3%
National Oilwell Varco Inc.	15,004	399,707
Schlumberger Ltd.	16,182	705,050
Weatherford International PLC	216,814	151,336	*
Total Energy Equipment & Services		1,256,093
Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp.	23,498	1,068,689
Pioneer Natural Resources Co.	4,958	755,004
Total Oil, Gas & Consumable Fuels		1,823,693
Total Energy		3,079,786
Financials — 3.1%
Capital Markets — 2.0%
BlackRock Inc.	2,492	1,065,006
Charles Schwab Corp.	18,910	808,592
Total Capital Markets		1,873,598
Consumer Finance — 1.1%
American Express Co.	9,858	1,077,479
Total Financials		2,951,077
Health Care — 18.6%
Biotechnology — 6.8%
Alexion Pharmaceuticals Inc.	7,399	1,000,197	*
Biogen Inc.	9,610	2,271,612	*
BioMarin Pharmaceutical Inc.	5,290	469,911	*
ImmunoGen Inc.	12,840	34,796	*
Ionis Pharmaceuticals Inc.	13,268	1,076,963	*
Vertex Pharmaceuticals Inc.	8,680	1,596,686	*
Total Biotechnology		6,450,165

See Notes to Financial Statements.

4	ClearBridge All Cap Growth ETF 2019 Semi-Annual Report

ClearBridge All Cap Growth ETF

Security	Shares	Value
Health Care Equipment & Supplies — 0.5%
Medtronic PLC	5,580	$508,227
Health Care Providers & Services — 5.3%
UnitedHealth Group Inc.	20,334	5,027,785
Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific Inc.	5,704	1,561,299
Pharmaceuticals — 4.3%
Allergan PLC	11,708	1,714,168
Johnson & Johnson	7,378	1,031,371
Zoetis Inc.	12,484	1,256,764
Total Pharmaceuticals		4,002,303
Total Health Care		17,549,779
Industrials — 9.1%
Aerospace & Defense — 1.6%
L3 Technologies Inc.	7,192	1,484,213
Air Freight & Logistics — 1.0%
United Parcel Service Inc., Class B Shares	8,494	949,120
Building Products — 1.0%
Johnson Controls International PLC	25,110	927,563
Construction & Engineering — 0.6%
Fluor Corp.	15,996	588,653
Industrial Conglomerates — 1.2%
Honeywell International Inc.	7,364	1,170,287
Machinery — 1.1%
Caterpillar Inc.	4,819	652,926
Pentair PLC	7,688	342,193
Total Machinery		995,119
Professional Services — 1.0%
IHS Markit Ltd.	17,308	941,209	*
Trading Companies & Distributors — 1.6%
NOW Inc.	15,252	212,918	*
W.W. Grainger Inc.	4,324	1,301,221
Total Trading Companies & Distributors		1,514,139
Total Industrials		8,570,303
Information Technology — 30.8%
Electronic Equipment, Instruments & Components — 2.2%
Dolby Laboratories Inc., Class A Shares	12,090	761,307
TE Connectivity Ltd.	16,430	1,326,723
Total Electronic Equipment, Instruments & Components		2,088,030

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2019

ClearBridge All Cap Growth ETF

Security	Shares	Value
IT Services — 6.0%
Akamai Technologies Inc.	19,664	$1,410,106	*
PayPal Holdings Inc.	18,104	1,879,919	*
Visa Inc., Class A Shares	15,252	2,382,210
Total IT Services		5,672,235
Semiconductors & Semiconductor Equipment — 4.7%
Broadcom Inc.	4,216	1,267,793
Cree Inc.	10,912	624,385	*
NVIDIA Corp.	3,694	663,295
QUALCOMM Inc.	16,546	943,618
Texas Instruments Inc.	8,866	940,416
Total Semiconductors & Semiconductor Equipment		4,439,507
Software — 14.9%
Adobe Inc.	6,400	1,705,536	*
Autodesk Inc.	10,230	1,594,039	*
Citrix Systems Inc.	16,182	1,612,698
LogMeIn Inc.	1,612	129,121
Microsoft Corp.	25,124	2,963,125
Nuance Communications Inc.	17,608	298,103	*
Nutanix Inc., Class A Shares	13,490	509,113	*
Oracle Corp.	21,820	1,171,952
Palo Alto Networks Inc.	5,642	1,370,329	*
Red Hat Inc.	2,569	469,356	*
Splunk Inc.	10,178	1,268,179	*
VMware Inc., Class A Shares	5,526	997,498
Total Software		14,089,049
Technology Hardware, Storage & Peripherals — 3.0%
Apple Inc.	4,960	942,152
Seagate Technology PLC	31,542	1,510,546
Western Digital Corp.	7,998	384,384
Total Technology Hardware, Storage & Peripherals		2,837,082
Total Information Technology		29,125,903
Materials — 4.0%
Chemicals — 2.5%
Ecolab Inc.	7,564	1,335,348
Linde PLC	5,486	965,152
Total Chemicals		2,300,500
Metals & Mining — 1.5%
Freeport-McMoRan Inc.	56,296	725,655

See Notes to Financial Statements.

6	ClearBridge All Cap Growth ETF 2019 Semi-Annual Report

ClearBridge All Cap Growth ETF

Security		Shares	Value
Metals & Mining — continued
Nucor Corp.		12,090	$705,452
Total Metals & Mining			1,431,107
Total Materials			3,731,607
Real Estate — 1.1%
Equity Real Estate Investment Trusts (REITs) — 1.1%
Equinix Inc.		2,220	1,006,015
Total Investments before Short-Term Investments (Cost — $86,434,156)			90,801,986

	Rate
Short-Term Investments — 3.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $3,602,042)	2.251%	3,602,042	3,602,042
Total Investments — 100.0% (Cost — $90,036,198)			94,404,028
Other Assets in Excess of Liabilities — 0.0%			27,084
Total Net Assets — 100.0%			$94,431,112

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2019 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

March 31, 2019

Assets:
Investments, at value (Cost — $90,036,198)	$94,404,028
Interest and dividends receivable	69,516
Total Assets	94,473,544

Liabilities:
Investment management fee payable	42,432
Total Liabilities	42,432
Total Net Assets	$94,431,112

Net Assets:
Par value (Note 5)	$31
Paid-in capital in excess of par value	89,538,388
Total distributable earnings (loss)	4,892,693
Total Net Assets	$94,431,112

Shares Outstanding	3,100,000

Net Asset Value	$30.46

See Notes to Financial Statements.

8	ClearBridge All Cap Growth ETF 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2019

Investment Income:
Dividends	$577,181
Interest	25,982
Less: Foreign taxes withheld	(2,479)
Total Investment Income	600,684

Expenses:
Investment management fee (Note 2)	213,226
Total Expenses	213,226
Net Investment Income	387,458

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	484,780
Change in Net Unrealized Appreciation (Depreciation) From Investments	(944,134)
Net Loss on Investments	(459,354)
Decrease in Net Assets From Operations	$(71,896)

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2019 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended March 31, 2019 (unaudited) and the Year Ended September 30, 2018	2019	2018

Operations:
Net investment income	$387,458	$345,196
Net realized gain	484,780	6,127,548
Change in net unrealized appreciation (depreciation)	(944,134)	4,010,730
Increase (Decrease) in Net Assets From Operations	(71,896)	10,483,474

Distributions to Shareholders From (Note 1):
Total distributable earnings(a)	(525,004)	(130,202)
Decrease in Net Assets From Distributions to Shareholders	(525,004)	(130,202)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,150,000 and 2,200,000 shares issued, respectively)	33,512,051	62,846,056
Cost of shares repurchased (100,000 and 1,550,000 shares repurchased, respectively)	(2,839,910)	(45,470,194)
Increase in Net Assets From Fund Share Transactions	30,672,141	17,375,862
Increase in Net Assets	30,075,241	27,729,134

Net Assets:
Beginning of period	64,355,871	36,626,737
End of period(b)	$94,431,112	$64,355,871

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 7. For the year ended September 30, 2018, distributions from net investment income were $130,202.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 7. For the year ended September 30, 2018, end of year net assets included undistributed net investment income of $285,166.

See Notes to Financial Statements.

10	ClearBridge All Cap Growth ETF 2019 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
	2019[1,2]	2018[2]	2017[2,3]

Net asset value, beginning of period	$31.39	$26.16	$24.84

Income (loss) from operations:
Net investment income	0.14	0.17	0.06
Net realized and unrealized gain (loss)	(0.89)	5.13	1.26
Total income (loss) from operations	(0.75)	5.30	1.32

Less distributions from:
Net investment income	(0.18)	(0.07)	—
Total distributions	(0.18)	(0.07)	—

Net asset value, end of period	$30.46	$31.39	$26.16
Total return, based on NAV[4]	(2.30)%	20.28%	5.31%

Net assets, end of period (000s)	$94,431	$64,356	$36,627

Ratios to average net assets:
Gross expenses	0.53%[5]	0.53%	0.53%[5]
Net expenses	0.53 [5]	0.53	0.53 [5]
Net investment income	0.96 [5]	0.59	0.62 [5]

Portfolio turnover rate[6]	5%	15%	2%

[1]	For the six months ended March 31, 2019.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period May 3, 2017 (inception date) to September 30, 2017.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2019 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to achieve long-term capital appreciation through investing in a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are

12	ClearBridge All Cap Growth ETF 2019 Semi-Annual Report

observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

ClearBridge All Cap Growth ETF 2019 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$90,801,986	—	—	$90,801,986
Short-term investments†	3,602,042	—	—	3,602,042
Total investments	$94,404,028	—	—	$94,404,028

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the

14	ClearBridge All Cap Growth ETF 2019 Semi-Annual Report

ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment

ClearBridge All Cap Growth ETF 2019 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.53% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays ClearBridge monthly 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$4,051,599
Sales	5,347,854

During the six months ended March 31, 2019, in-kind transactions (See Note 5) were as follows:

Contributions	$32,632,909
Redemptions	2,755,453
Realized gain (loss)*	491,190

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

16	ClearBridge All Cap Growth ETF 2019 Semi-Annual Report

At March 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$90,036,198	$8,742,669	$(4,374,839)	$4,367,830

4. Derivative instruments and hedging activities

During the six months ended March 31, 2019, the Fund did not invest in derivative instruments.

5. Fund share transactions

At March 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are made principally on an in-kind basis and under some circumstances partially on a cash basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of September 30, 2018, the Fund had deferred capital losses of $28,629, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2019 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

18	ClearBridge All Cap Growth ETF 2019 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, since the Fund’s inception. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the

ClearBridge All Cap Growth ETF	19

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, the existence of quality controls applicable to brokerage allocation procedures, and the arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for a group of multi-cap core, large-cap value and large-cap core institutional actively managed exchange-traded funds (the “Performance Group”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Group. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar exchange-traded funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Group was for the one-year period ended June 30, 2018 and the period since the Fund’s inception (May 3, 2017) through June 30, 2018. The Fund performed better than the median performance of the funds in the Performance Group for each period and was ranked in the first quintile of the funds in the Performance Group for the one-year

20	ClearBridge All Cap Growth ETF

period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2018, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Trustees noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, and noting the limited period of performance data available, the Board generally was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee rate (the “Actual Management Fee”) paid by the Fund to the Manager over the Fund’s last fiscal year in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager pays all fund expenses, other than the Actual Management Fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts. Management also discussed with the Board the Fund’s distribution arrangements.

Additionally, the Board received and considered information comparing the Fund’s Actual Management Fee and the Fund’s overall expense ratio with those of the same group of institutional actively managed exchange-traded funds, which included five multi-cap core funds, one large-cap value fund and three large-cap core funds, selected by Broadridge as the Performance Group for the Fund (the “Expense Group”), and the Fund’s overall expense ratio with a broader group of funds selected by Broadridge consisting of all institutional

ClearBridge All Cap Growth ETF	21

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

actively managed multi-cap growth, multi-cap core, large-cap value and large-cap core exchange-traded funds (the “Expense Universe”). This information showed that the Fund’s Actual Management Fee was lower than the median of management fees paid by the funds in the Expense Group, and that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group (before and after fee waivers and expense reimbursements) and the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Actual Management Fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

22	ClearBridge All Cap Growth ETF

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

ClearBridge All Cap Growth ETF	23

Clearbridge

All Cap Growth ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund

Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge All Cap Growth ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

ClearBridge All Cap Growth ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge All Cap Growth ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

CBAX450670 5/19 SR19-3611

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2019